Income Taxes (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details
Operating loss carryforwards	$ 8,328,160
Other temporary differences	3,767,996	$ 2,914,526
Valuation allowance	853,470	$ 659,006
Net deferred tax asset	$ 0